Fair Value (Assets and Liabilities Measured at Fair Value by Level on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Assets
Trading derivative assets	¥ 38,949,000	¥ 20,748,000
Available-for-sale debt securities	22,634,341	30,413,168
Equity securities	5,172,605	4,633,194
Liabilities
Trading derivative liabilities	40,347,000	20,995,000
Obligation to return securities received as collateral	8,468,326	6,046,755
Interest rate contracts
Assets
Trading derivative assets	32,082,000	14,896,000
Liabilities
Trading derivative liabilities	33,764,000	16,071,000
Foreign exchange contracts
Assets
Trading derivative assets	6,626,000	5,625,000
Liabilities
Trading derivative liabilities	6,543,000	4,908,000
Equity contracts
Assets
Trading derivative assets	148,000	146,000
Liabilities
Trading derivative liabilities	101,000	62,000
Commodity contracts
Assets
Trading derivative assets	21,000	20,000
Liabilities
Trading derivative liabilities	20,000	20,000
Credit derivatives
Assets
Trading derivative assets	44,000	51,000
Liabilities
Trading derivative liabilities	71,000	53,000
Other
Assets
Trading derivative assets	28,000	10,000
Liabilities
Trading derivative liabilities	(152,000)	(119,000)
Japanese national government and Japanese government agency bonds
Assets
Available-for-sale debt securities	13,916,543	22,083,857
Japanese prefectural and municipal bonds
Assets
Available-for-sale debt securities	166,451	309,998
Foreign government and official institution bonds
Assets
Available-for-sale debt securities	4,599,226	4,078,469
Corporate bonds
Assets
Available-for-sale debt securities	981,260	903,883
Residential mortgage-backed securities
Assets
Available-for-sale debt securities	1,017,022	1,122,251
Asset-backed securities
Assets
Available-for-sale debt securities	1,600,322	1,412,151
Other debt securities
Assets
Available-for-sale debt securities	353,517	502,559
Fair value, recurring measurements
Assets
Trading account assets:	44,625,695	38,377,502
Trading derivative assets	38,917,605	20,733,927
Loans held for sale	29,024	28,447
Available-for-sale debt securities	22,634,341	30,413,168
Equity securities	4,393,447	3,932,750
Other	4,913,748	2,739,166
Total	115,513,860	96,224,960
Liabilities
Trading securities sold, not yet purchased	610,777	392,105
Trading derivative liabilities	40,493,882	21,110,807
Obligation to return securities received as collateral	8,468,326	6,046,755
Other	(60,109)	217,874
Total	49,512,876	27,767,541
Fair value, recurring measurements | Equity securities
Assets
Trading account assets:	5,441,035	3,611,256
Liabilities
Investment securities valued at net asset value	277,252	349,587
Unfunded commitments	276,433	405,058
Fair value, recurring measurements | Level 1
Assets
Trading account assets:	23,016,668	20,407,859
Trading derivative assets	158,262	58,729
Loans held for sale	0	0
Available-for-sale debt securities	16,264,022	23,867,794
Equity securities	4,178,047	3,779,986
Other	3,051,633	973,130
Total	46,668,632	49,087,498
Liabilities
Trading securities sold, not yet purchased	609,730	389,643
Trading derivative liabilities	51,133	48,534
Obligation to return securities received as collateral	8,130,080	5,754,639
Other	0	0
Total	8,790,943	6,192,816
Fair value, recurring measurements | Level 1 | Equity securities
Assets
Trading account assets:	4,467,963	2,660,196
Fair value, recurring measurements | Level 2
Assets
Trading account assets:	18,618,405	15,222,947
Trading derivative assets	38,676,721	20,597,301
Loans held for sale	29,024	28,447
Available-for-sale debt securities	6,161,695	6,347,624
Equity securities	71,940	52,002
Other	1,852,710	1,757,936
Total	65,410,495	44,006,257
Liabilities
Trading securities sold, not yet purchased	1,047	2,462
Trading derivative liabilities	40,366,071	20,995,246
Obligation to return securities received as collateral	338,246	292,116
Other	29,054	267,202
Total	40,734,418	21,557,026
Fair value, recurring measurements | Level 2 | Equity securities
Assets
Trading account assets:	819,771	808,437
Fair value, recurring measurements | Level 3
Assets
Trading account assets:	2,990,622	2,746,696
Trading derivative assets	82,622	77,897
Loans held for sale	0	0
Available-for-sale debt securities	208,624	197,750
Equity securities	143,460	100,762
Other	9,405	8,100
Total	3,434,733	3,131,205
Liabilities
Trading securities sold, not yet purchased	0	0
Trading derivative liabilities	76,678	67,027
Obligation to return securities received as collateral	0	0
Other	(89,163)	(49,328)
Total	(12,485)	17,699
Fair value, recurring measurements | Level 3 | Equity securities
Assets
Trading account assets:	153,301	142,623
Fair value, recurring measurements | Japanese national government and Japanese government agency bonds
Assets
Available-for-sale debt securities	13,916,543	22,083,857
Fair value, recurring measurements | Japanese national government and Japanese government agency bonds | Debt securities
Assets
Trading account assets:	7,440,600	6,895,255
Fair value, recurring measurements | Japanese national government and Japanese government agency bonds | Level 1
Assets
Available-for-sale debt securities	13,317,045	21,152,903
Fair value, recurring measurements | Japanese national government and Japanese government agency bonds | Level 1 | Debt securities
Assets
Trading account assets:	6,934,540	6,140,726
Fair value, recurring measurements | Japanese national government and Japanese government agency bonds | Level 2
Assets
Available-for-sale debt securities	599,498	930,954
Fair value, recurring measurements | Japanese national government and Japanese government agency bonds | Level 2 | Debt securities
Assets
Trading account assets:	506,060	754,529
Fair value, recurring measurements | Japanese national government and Japanese government agency bonds | Level 3
Assets
Available-for-sale debt securities	0	0
Fair value, recurring measurements | Japanese national government and Japanese government agency bonds | Level 3 | Debt securities
Assets
Trading account assets:	0	0
Fair value, recurring measurements | Japanese prefectural and municipal bonds
Assets
Available-for-sale debt securities	166,451	309,998
Fair value, recurring measurements | Japanese prefectural and municipal bonds | Debt securities
Assets
Trading account assets:	289,034	288,472
Fair value, recurring measurements | Japanese prefectural and municipal bonds | Level 1
Assets
Available-for-sale debt securities	0	0
Fair value, recurring measurements | Japanese prefectural and municipal bonds | Level 1 | Debt securities
Assets
Trading account assets:	0	0
Fair value, recurring measurements | Japanese prefectural and municipal bonds | Level 2
Assets
Available-for-sale debt securities	166,451	309,998
Fair value, recurring measurements | Japanese prefectural and municipal bonds | Level 2 | Debt securities
Assets
Trading account assets:	289,034	288,472
Fair value, recurring measurements | Japanese prefectural and municipal bonds | Level 3
Assets
Available-for-sale debt securities	0	0
Fair value, recurring measurements | Japanese prefectural and municipal bonds | Level 3 | Debt securities
Assets
Trading account assets:	0	0
Fair value, recurring measurements | Foreign government and official institution bonds
Assets
Available-for-sale debt securities	4,599,226	4,078,469
Fair value, recurring measurements | Foreign government and official institution bonds | Debt securities
Assets
Trading account assets:	12,903,428	12,376,957
Fair value, recurring measurements | Foreign government and official institution bonds | Level 1
Assets
Available-for-sale debt securities	2,946,977	2,714,891
Fair value, recurring measurements | Foreign government and official institution bonds | Level 1 | Debt securities
Assets
Trading account assets:	11,607,994	11,602,182
Fair value, recurring measurements | Foreign government and official institution bonds | Level 2
Assets
Available-for-sale debt securities	1,652,249	1,363,578
Fair value, recurring measurements | Foreign government and official institution bonds | Level 2 | Debt securities
Assets
Trading account assets:	1,295,434	774,775
Fair value, recurring measurements | Foreign government and official institution bonds | Level 3
Assets
Available-for-sale debt securities	0	0
Fair value, recurring measurements | Foreign government and official institution bonds | Level 3 | Debt securities
Assets
Trading account assets:	0	0
Fair value, recurring measurements | Corporate bonds
Assets
Available-for-sale debt securities	981,260	903,883
Fair value, recurring measurements | Corporate bonds | Debt securities
Assets
Trading account assets:	2,823,018	2,897,938
Fair value, recurring measurements | Corporate bonds | Level 1
Assets
Available-for-sale debt securities	0	0
Fair value, recurring measurements | Corporate bonds | Level 1 | Debt securities
Assets
Trading account assets:	6,171	4,755
Fair value, recurring measurements | Corporate bonds | Level 2
Assets
Available-for-sale debt securities	976,179	898,304
Fair value, recurring measurements | Corporate bonds | Level 2 | Debt securities
Assets
Trading account assets:	2,702,368	2,717,719
Fair value, recurring measurements | Corporate bonds | Level 3
Assets
Available-for-sale debt securities	5,081	5,579
Fair value, recurring measurements | Corporate bonds | Level 3 | Debt securities
Assets
Trading account assets:	114,479	175,464
Fair value, recurring measurements | Residential mortgage-backed securities
Assets
Available-for-sale debt securities	1,017,022	1,122,251
Fair value, recurring measurements | Residential mortgage-backed securities | Debt securities
Assets
Trading account assets:	10,515,437	7,313,220
Fair value, recurring measurements | Residential mortgage-backed securities | Level 1
Assets
Available-for-sale debt securities	0	0
Fair value, recurring measurements | Residential mortgage-backed securities | Level 1 | Debt securities
Assets
Trading account assets:	0	0
Fair value, recurring measurements | Residential mortgage-backed securities | Level 2
Assets
Available-for-sale debt securities	1,017,007	1,122,236
Fair value, recurring measurements | Residential mortgage-backed securities | Level 2 | Debt securities
Assets
Trading account assets:	10,515,437	7,313,220
Fair value, recurring measurements | Residential mortgage-backed securities | Level 3
Assets
Available-for-sale debt securities	15	15
Fair value, recurring measurements | Residential mortgage-backed securities | Level 3 | Debt securities
Assets
Trading account assets:	0	0
Fair value, recurring measurements | Asset-backed securities
Assets
Available-for-sale debt securities	1,600,322	1,412,151
Fair value, recurring measurements | Asset-backed securities | Debt securities
Assets
Trading account assets:	3,455,151	3,096,186
Fair value, recurring measurements | Asset-backed securities | Level 1
Assets
Available-for-sale debt securities	0	0
Fair value, recurring measurements | Asset-backed securities | Level 1 | Debt securities
Assets
Trading account assets:	0	0
Fair value, recurring measurements | Asset-backed securities | Level 2
Assets
Available-for-sale debt securities	1,451,519	1,269,867
Fair value, recurring measurements | Asset-backed securities | Level 2 | Debt securities
Assets
Trading account assets:	1,346,557	1,279,679
Fair value, recurring measurements | Asset-backed securities | Level 3
Assets
Available-for-sale debt securities	148,803	142,284
Fair value, recurring measurements | Asset-backed securities | Level 3 | Debt securities
Assets
Trading account assets:	2,108,594	1,816,507
Fair value, recurring measurements | Other debt securities
Assets
Available-for-sale debt securities	353,517	502,559
Fair value, recurring measurements | Other debt securities | Debt securities
Assets
Trading account assets:	672,234	673,680
Fair value, recurring measurements | Other debt securities | Level 1
Assets
Available-for-sale debt securities	0	0
Fair value, recurring measurements | Other debt securities | Level 1 | Debt securities
Assets
Trading account assets:	0	0
Fair value, recurring measurements | Other debt securities | Level 2
Assets
Available-for-sale debt securities	298,792	452,687
Fair value, recurring measurements | Other debt securities | Level 2 | Debt securities
Assets
Trading account assets:	57,986	61,578
Fair value, recurring measurements | Other debt securities | Level 3
Assets
Available-for-sale debt securities	54,725	49,872
Fair value, recurring measurements | Other debt securities | Level 3 | Debt securities
Assets
Trading account assets:	614,248	612,102
Fair value, recurring measurements | Commercial paper | Debt securities
Assets
Trading account assets:	1,085,758	1,224,538
Fair value, recurring measurements | Commercial paper | Level 1 | Debt securities
Assets
Trading account assets:	0	0
Fair value, recurring measurements | Commercial paper | Level 2 | Debt securities
Assets
Trading account assets:	1,085,758	1,224,538
Fair value, recurring measurements | Commercial paper | Level 3 | Debt securities
Assets
Trading account assets:	0	0
Fair value, recurring measurements | Interest rate contracts
Assets
Trading derivative assets	32,082,129	14,895,681
Liabilities
Trading derivative liabilities	33,763,715	16,070,936
Fair value, recurring measurements | Interest rate contracts | Level 1
Assets
Trading derivative assets	81,059	12,565
Liabilities
Trading derivative liabilities	17,435	28,532
Fair value, recurring measurements | Interest rate contracts | Level 2
Assets
Trading derivative assets	31,975,609	14,860,818
Liabilities
Trading derivative liabilities	33,693,313	15,998,172
Fair value, recurring measurements | Interest rate contracts | Level 3
Assets
Trading derivative assets	25,461	22,298
Liabilities
Trading derivative liabilities	52,967	44,232
Fair value, recurring measurements | Foreign exchange contracts
Assets
Trading derivative assets	6,622,544	5,620,801
Liabilities
Trading derivative liabilities	6,538,096	4,904,908
Fair value, recurring measurements | Foreign exchange contracts | Level 1
Assets
Trading derivative assets	8,451	1,416
Liabilities
Trading derivative liabilities	5,426	2,197
Fair value, recurring measurements | Foreign exchange contracts | Level 2
Assets
Trading derivative assets	6,586,486	5,592,040
Liabilities
Trading derivative liabilities	6,530,669	4,900,685
Fair value, recurring measurements | Foreign exchange contracts | Level 3
Assets
Trading derivative assets	27,607	27,345
Liabilities
Trading derivative liabilities	2,001	2,026
Fair value, recurring measurements | Equity contracts
Assets
Trading derivative assets	147,914	145,997
Liabilities
Trading derivative liabilities	100,655	61,630
Fair value, recurring measurements | Equity contracts | Level 1
Assets
Trading derivative assets	68,752	44,748
Liabilities
Trading derivative liabilities	28,272	17,805
Fair value, recurring measurements | Equity contracts | Level 2
Assets
Trading derivative assets	70,564	94,288
Liabilities
Trading derivative liabilities	71,415	43,467
Fair value, recurring measurements | Equity contracts | Level 3
Assets
Trading derivative assets	8,598	6,961
Liabilities
Trading derivative liabilities	968	358
Fair value, recurring measurements | Commodity contracts
Assets
Trading derivative assets	20,982	20,185
Liabilities
Trading derivative liabilities	20,303	19,927
Fair value, recurring measurements | Commodity contracts | Level 1
Assets
Trading derivative assets	0	0
Liabilities
Trading derivative liabilities	0	0
Fair value, recurring measurements | Commodity contracts | Level 2
Assets
Trading derivative assets	680	293
Liabilities
Trading derivative liabilities	0	1
Fair value, recurring measurements | Commodity contracts | Level 3
Assets
Trading derivative assets	20,302	19,892
Liabilities
Trading derivative liabilities	20,303	19,926
Fair value, recurring measurements | Credit derivatives
Assets
Trading derivative assets	43,801	50,618
Liabilities
Trading derivative liabilities	71,012	53,351
Fair value, recurring measurements | Credit derivatives | Level 1
Assets
Trading derivative assets	0	0
Liabilities
Trading derivative liabilities	0	0
Fair value, recurring measurements | Credit derivatives | Level 2
Assets
Trading derivative assets	43,380	49,861
Liabilities
Trading derivative liabilities	70,674	52,921
Fair value, recurring measurements | Credit derivatives | Level 3
Assets
Trading derivative assets	421	757
Liabilities
Trading derivative liabilities	338	430
Fair value, recurring measurements | Other
Assets
Trading derivative assets	235	645
Liabilities
Trading derivative liabilities	101	55
Fair value, recurring measurements | Other | Level 1
Assets
Trading derivative assets	0	0
Liabilities
Trading derivative liabilities	0	0
Fair value, recurring measurements | Other | Level 2
Assets
Trading derivative assets	2	1
Liabilities
Trading derivative liabilities	0	0
Fair value, recurring measurements | Other | Level 3
Assets
Trading derivative assets	233	644
Liabilities
Trading derivative liabilities	101	55
Fair value, recurring measurements | Marketable equity securities
Assets
Equity securities	4,249,987	3,831,988
Fair value, recurring measurements | Marketable equity securities | Level 1
Assets
Equity securities	4,178,047	3,779,986
Fair value, recurring measurements | Marketable equity securities | Level 2
Assets
Equity securities	71,940	52,002
Fair value, recurring measurements | Marketable equity securities | Level 3
Assets
Equity securities	0	0
Fair value, recurring measurements | Nonmarketable equity securities
Assets
Equity securities	143,460	100,762
Fair value, recurring measurements | Nonmarketable equity securities | Real estate funds
Liabilities
Investment securities valued at net asset value	40,477	47,248
Unfunded commitments	0	0
Fair value, recurring measurements | Nonmarketable equity securities | Private equity and other funds
Liabilities
Investment securities valued at net asset value	56,334	84,795
Unfunded commitments	1,775	13,650
Fair value, recurring measurements | Nonmarketable equity securities | Level 1
Assets
Equity securities	0	0
Fair value, recurring measurements | Nonmarketable equity securities | Level 2
Assets
Equity securities	0	0
Fair value, recurring measurements | Nonmarketable equity securities | Level 3
Assets
Equity securities	¥ 143,460	¥ 100,762